Common Stock (Details) - USD ($)	9 Months Ended	12 Months Ended
	Jun. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Common Stock (Textuals)
Cash proceeds			$ 2,086,095
Stock options exercised			293,735
Stock option exercise price per share		$ 11.00
Common stock issuances for services		$ 95,000	$ 78,929
Common stock, shares authorized	700,000,000	500,000,000	500,000,000
Shares of common stock reserved for issuance prior to amendment	1,000,000
Shares of common stock reserved for issuance	3,000,000
Common Stock [Member]
Common Stock (Textuals)
Issuance of shares	76,000
Sale of stock, description of transaction	(a) the receipt of cash proceeds from an investor for $6,000, or $5.00 per share, (b) the receipt of cash proceeds totaling approximately $294,000 from the exercise of stock options at a price of $7.50 per share, (c) the issuance of a stock award pursuant to a consulting agreement valued at $95,000 or $9.50 per share, (d) the payment of bonus incentive for $100,000 or $4.50 per share, and (e) the issuance of stock for services amounting to $25,000 or $7.50 per share. Certificates for these shares committed for issuance are expected to be issued during fiscal year 2015.
Price per share	$ 5.00
Cash proceeds	$ 6,000
Stock options exercised	$ 294,000
Stock option exercise price per share	$ 7.50
Issuance of stock award value	$ 95,000
Payment for bonus incentive	100,000
Common stock issuances for services	$ 25,000